Provisions	6 Months Ended
Jun. 30, 2026
Provisions [abstract]
Provisions
5.1 Provisions

(CHF in millions)	Social charges	Long-service leave	Other	Total

Balance as of January 1, 2025	20.3	8.0	8.4	36.6
thereof current	20.3	1.0	0.4	21.7
thereof non-current	—	7.0	8.0	14.9
Additions	4.4	2.6	3.4	10.4
Release	(2.5)	(0.2)	(2.2)	(5.0)
Utilization	(6.6)	—	—	(6.6)
Exchange differences	(0.4)	(0.4)	(0.4)	(1.2)
Balance as of June 30, 2025	15.1	10.0	9.2	34.3
thereof current	15.1	1.2	0.6	16.9
thereof non-current	—	8.8	8.6	17.4

Balance as of January 1, 2026	10.7	11.5	11.6	33.7
thereof current	10.7	1.8	0.6	13.0
thereof non-current	—	9.7	11.0	20.7
Additions	6.9	2.5	5.6	15.0
Release	(2.7)	(0.2)	(0.2)	(3.0)
Utilization	(6.3)	—	—	(6.3)
Exchange differences	0.1	0.1	0.1	0.2
Balance as of June 30, 2026	8.7	13.8	17.0	39.6
thereof current	8.7	2.5	0.7	12.0
thereof non-current	—	11.3	16.3	27.6
Provisions include social charges, which consider any costs related to local legal requirements related to share-based compensation. Provisions also include the long-service leave provision, which relates to a jubilee bonus to reward long-serving employees. Other primarily relates to provisions for asset retirement obligations, which mainly relates to the dismantling costs for the Zurich headquarters and other retail stores in different locations. Other further includes provisions for legal matters, which represent the current best estimate of a probable economic outflow.